GGM MACRO ALIGNMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 79.3%
25,560	Consumer Staples Select Sector SPDR Fund	$ 1,806,070
13,752	Health Care Select Sector SPDR Fund	1,805,775
36,720	iShares U.S. Medical Devices ETF	1,840,774
28,296	Utilities Select Sector SPDR Fund	1,775,857
		7,228,476
	FIXED INCOME - 20.2%
68,439	SPDR Portfolio Long Term Treasury ETF	1,845,115

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,713,335)	9,073,591

	TOTAL INVESTMENTS - 99.5% (Cost $8,713,335)	$ 9,073,591
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	49,749
	NET ASSETS - 100.0%	$ 9,123,340

ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt